1-800-MUTUALS Advisor Series
                     Generation Wave Aggressive Growth Fund
                           Generation Wave Growth Fund
                     Generation Wave Alternative Growth Fund
                      Generation Wave Balanced Growth Fund
                    Generation Wave Conservative Growth Fund


                                                                  April 23, 2002
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                          Supplement to the Prospectus
                             dated January 22, 2002


Please note the following change to Page 16 of your Prospectus:

Effective February 28, 2002, the Board of Trustees approved a change in independent auditors from Arthur Andersen LLP to Ernst & Young LLP.



Please retain this Supplement with your Prospectus for future reference.